Commitments and Contingencies- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Commitments and Contingencies [Line Items]
Letters of credit outstanding	$ 0.9	$ 1.0
Cash deposits	0.6	0.6
Surety bonds	$ 63.2